Additional capital disclosures	12 Months Ended
Mar. 31, 2018
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Additional capital disclosures

28. Additional capital disclosures

The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focuses on keeping a strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required, without impacting the risk profile of the Company.

The capital structure as at March 31, 2018 and 2017 was as follows:

	As at March 31,
	2018	2017	% Change
Total equity attributable to the equity shareholders of the Company	$494,956	$415,066	19%
As percentage of total capital	85%	78%
Long term debt(1)	89,900	118,000	(24)%
Total debt	$89,900	$118,000	(24)%
As percentage of total capital	15%	22%

Total capital (debt and equity)	$584,856	$533,066	10%

Note:

(1)	Before netting off debt issuance cost of $769 and $1,257 as at March 31, 2018 and March 31, 2017, respectively.

The Company is predominantly equity-financed. This is also evident from the fact that debt represents 15% and 22% of total capital as at March 31, 2018 and 2017, respectively.